APF II RESI O4B-24A, LLC ABS-15G

Exhibit 99.7 - Schedule 3

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1115954			Closed	2025-02-24 05:59	2025-03-06 10:42	Resolved	1 - Information	C	A	Credit	Eligibility	Business Entity EIN Number Missing	Resolved-Lender provided EIN document. Finding resolved. - Due Diligence Vendor-03/06/2025 Ready for Review-Document Uploaded. ein form attached. - Buyer-03/05/2025 Counter-Upon review of LLC docs provided, Business EIN is not present. Please provide. Finding countered. - Due Diligence Vendor-03/01/2025 Ready for Review-Document Uploaded. llc DOCS - Buyer-02/27/2025 Open-Please provide Business Entity EIN. - Due Diligence Vendor-02/24/2025		Resolved-Lender provided EIN document. Finding resolved. - Due Diligence Vendor-03/06/2025	XXXX			XXXX	Investment	Purchase	NA	3467630	N/A	N/A
XXXX	1115954			Closed	2025-02-21 04:57	2025-02-26 14:24	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Business Purpose Affidavit is Missing	Acknowledged-BPL EV2 - Due Diligence Vendor-02/26/2025 Unable to Resolve-Unable to Resolve-XXXX Agrees to waive; please downgrade to a Non-Material Grade 2. - Buyer-02/26/2025 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Missing', and on the Business Purpose V2 Page is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Initial Business Purpose Affidavit Disclosure is missing - Due Diligence Vendor-02/24/2025		Acknowledged-BPL EV2 - Due Diligence Vendor-02/26/2025				XXXX	Investment	Purchase	NA	3459506	Originator Post-Close	No
XXXX	1115926			Closed	2025-03-11 20:08	2025-03-17 07:28	Resolved	1 - Information	C	A	Credit	Credit	DSCR unknown	Resolved-Tax amount of $XXXX due to purchase more conservative - Due Diligence Vendor-03/17/2025 Ready for Review-Document Uploaded. Market rent $XXXX / $XXXX (P/I -XXXX + tax XXXX+ Ins XXXX +HOA XXXX=1.127DSCR Ratio Please note the difference is the tax amount of XXXX used Please clear, thank you - Buyer-03/14/2025 Open-Per 1007 on page 71 market rent is $XXXX/ $XXXX (P/I-XXXX +tax- XXXX +Insurance XXXX+ HOA-XXXX) = 1.388 vs tape data DSCR ratio of 1.127. DSCR worksheet was not provided - Due Diligence Vendor-03/12/2025		Resolved-Tax amount of $XXXX due to purchase more conservative - Due Diligence Vendor-03/17/2025	XXXX			XXXX	Investment	Purchase	NA	3587282	N/A	N/A
XXXX	1115926			Closed	2025-03-10 07:00	2025-03-11 20:05	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Housing History Does Not Meet Guideline Requirements Exception is on page number: 1350 approved for 12-month housing history is approved. Borrower has 3 months in current primary and rent-free for 30+ years prior. LOX on page 757 - Due Diligence Vendor-03/10/2025		Waived-Housing History Does Not Meet Guideline Requirements Exception is on page number: 1350 approved for 12-month housing history is approved. Borrower has 3 months in current primary and rent-free for 30+ years prior. LOX on page 757 - Due Diligence Vendor-03/10/2025			1: Credit Score is 780. Minimum required per guidelines is 740. 2: Borrower have 27.11 months Reserves. Minimum required per guidelines is 3 months. 3. LTV is 75%. Maximum allowed per guidelines is 80%. 4. DSCR is 1.388. Minimum required per guidelines is 1.	XXXX	Investment	Purchase	NA	3567690	Originator Pre-Close	Yes
XXXX	1115926			Closed	2025-03-10 07:08	2025-03-11 20:04	Waived	2 - Non-Material	B	B	Credit	Eligibility	Trade line count does not meet program requirements	Waived-Exception on page:1350 for limited tradelines is approved. Borrower has 1 qualifying trade and current mortgage paid as agreed. - Due Diligence Vendor-03/10/2025		Waived-Exception on page:1350 for limited tradelines is approved. Borrower has 1 qualifying trade and current mortgage paid as agreed. - Due Diligence Vendor-03/10/2025			1: Credit Score is 780. Minimum required per guidelines is 740. 2: Borrower have 27.11 months Reserves. Minimum required per guidelines is 3 months. 3. LTV is 75%. Maximum allowed per guidelines is 80%. 4. DSCR is 1.388. Minimum required per guidelines is 1.	XXXX	Investment	Purchase	NA	3567776	Originator Pre-Close	Yes
XXXX	1115977			Closed	2025-03-12 06:36	2025-03-19 06:32	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Anti-Steering Disclosure	Resolved- - Due Diligence Vendor-03/19/2025 Ready for Review-Document Uploaded. Anti-Steering Disclosure uploaded for review. - Buyer-03/18/2025 Open-Anti-Steering Disclosure is missing - Due Diligence Vendor-03/12/2025			XXXX			XXXX	Primary Residence	Purchase	NA	3589536	N/A	N/A
XXXX	1115977			Closed	2025-03-12 02:41	2025-03-19 06:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-03/19/2025 Ready for Review-Document Uploaded. Gap report/DM uploaded for review - Buyer-03/18/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-03/12/2025		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-03/19/2025	XXXX			XXXX	Primary Residence	Purchase	NA	3588473	N/A	N/A
XXXX	1115975	Closed	2025-03-28 14:51	2025-04-04 12:04	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Borrower had EM Deposit of $XXXX which is 10% of the $XXXX sales price. Meets GL 5.5.1. Resolved. - Due Diligence Vendor-04/04/2025
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/04/2025
Ready for Review-Document Uploaded. Borrower meets 10% minimum borrower contribution based on EMD deposit. See attached. - Buyer-04/03/2025
Open-Borrower does not meet the 10% minimum borrower contribution as required in GL 5.5.1 No Housing History or Less than 12 Months Verified. Verified Borrower’s own funds totaling $XXXX which is 4.69% of the $XXXX SP.

Housing History verified: Primary Housing History:  Current address is rental at XXXX verified with Rental Account Statement on p 606 that reflects 8 payments and rental payments provided on pages 773-775. Lease Agreement - p 549-606. Prior address: XXXX - 5 years with no primary housing expense as explained on the LOX on p 612-613.
														- Due Diligence Vendor-03/28/2025		Resolved-Borrower had EM Deposit of $XXXX which is 10% of the $XXXX sales price. Meets GL 5.5.1. Resolved. - Due Diligence Vendor-04/04/2025 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/04/2025	XXXX			XXXX	Primary Residence	Purchase	NA	3724008	N/A	N/A
XXXX	1115975			Closed	2025-03-28 14:49	2025-04-04 11:51	Resolved	1 - Information	C	A	Credit	Assets	Asset General	Resolved-Borrower had EM Deposit of $XXXX which is 10% of the $XXXX sales price. Resolved. - Due Diligence Vendor-04/04/2025 Ready for Review-Document Uploaded. Borrower meets 10% minimum borrower contribution based on EMD deposit. See attached. - Buyer-04/03/2025 Open-Borrower does not meet the 10% minimum borrower contribution as required in GL 5.5.1 No Housing History or Less than 12 Months Verified. Verified Borrower’s own funds totaling $XXXX which is 4.69% of the $XXXX SP. - Due Diligence Vendor-03/28/2025		Resolved-Borrower had EM Deposit of $XXXX which is 10% of the $XXXX sales price. Resolved. - Due Diligence Vendor-04/04/2025	XXXX			XXXX	Primary Residence	Purchase	NA	3723992	N/A	N/A
XXXX	1115975			Closed	2025-03-24 09:45	2025-04-04 06:41	Resolved	1 - Information	B	A	Credit	Doc Issue	Notice of Special Flood Hazards Disclosure is Incomplete	Resolved-Requested Notice of Special Flood Hazards Disclosure Provided hence resolved. - Due Diligence Vendor-04/04/2025 Ready for Review-Document Uploaded. Signed Flood Cert uploaded for review. - Buyer-04/03/2025 Open-Borrower signature missing in Notice of Special Flood Hazards Disclosure. - Due Diligence Vendor-03/24/2025		Resolved-Requested Notice of Special Flood Hazards Disclosure Provided hence resolved. - Due Diligence Vendor-04/04/2025	XXXX			XXXX	Primary Residence	Purchase	NA	3680160	N/A	N/A
XXXX	1115975	Closed	2025-03-24 08:38	2025-03-28 14:29	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved-The loan's (8.643%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 545, 619 and the Final Closing disclosure on Pg#’s 107,. Rate lock date was entered correctly – see Pg#’s 634. An interior and exterior appraisal was completed for this property – see pg# 60, 76-81, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 101, and confirmation the appraisal was delivered to the borrower – see Pg#’s 829, 629. The loan meets HPML guidelines, resolved.
- Due Diligence Vendor-03/24/2025	Resolved-The loan's (8.643%) APR equals or exceeds the Federal HPML threshold of (8.38%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 545, 619 and the Final Closing disclosure on Pg#’s 107,. Rate lock date was entered correctly – see Pg#’s 634. An interior and exterior appraisal was completed for this property – see pg# 60, 76-81, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 101, and confirmation the appraisal was delivered to the borrower – see Pg#’s 829, 629. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-03/24/2025

																				XXXX	Primary Residence	Purchase	NA	3679082	N/A	N/A
XXXX	1115946	Closed	2025-03-27 23:25	2025-04-02 14:28	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Business Purpose Affidavit is Missing	Acknowledged-DH Acknowledges - Due Diligence Vendor-04/02/2025
Unable to Resolve-Unable to Resolve-Document Uploaded. Business Purpose Affidavit attached, please waive the initial signed copy. XXXX Agrees to waive; please downgrade to a Non-Material Grade 2.
 - Buyer-04/02/2025
														Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Missing', and on the Business Purpose V2 Page is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Provide initial signed Business Purpose Affidavit. Final Business Purpose Affidavit in file. - Due Diligence Vendor-03/28/2025		Acknowledged-XXXX Acknowledges - Due Diligence Vendor-04/02/2025	XXXX			XXXX	Investment	Purchase	NA	3715591	Investor Post-Close	No
XXXX	1115949			Closed	2025-04-02 13:19	2025-04-03 12:20	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Business Purpose Affidavit is Missing	Acknowledged-XXXX Acknowledges - Due Diligence Vendor-04/03/2025 Unable to Resolve-Unable to Resolve-XXXX Agrees to waive; please downgrade to a Non-Material Grade 2. - Buyer-04/03/2025 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Missing', and on the Business Purpose V2 Page is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. The Initial Business Purpose Affidavit is missing. - Due Diligence Vendor-04/02/2025		Acknowledged-XXXX Acknowledges - Due Diligence Vendor-04/03/2025				XXXX	Investment	Purchase	NA	3755463	Investor Post-Close	No
XXXX	1115897			Closed	2025-04-01 08:30	2025-04-04 15:29	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Business Purpose Affidavit is Missing	Acknowledged-XXXX Acknowledges - Due Diligence Vendor-04/04/2025 Unable to Resolve-Unable to Resolve-XXXX Agrees to waive; please downgrade to a Non-Material Grade 2. - Buyer-04/04/2025 Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator on the 1008 is 'Missing', and on the Business Purpose V2 Page is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. Provide initial Business Purpose and Occupancy disclosure. Final Business Purpose and Occupancy disclosure in file. - Due Diligence Vendor-04/01/2025		Acknowledged-XXXX Acknowledges - Due Diligence Vendor-04/04/2025				XXXX	Investment	Purchase	NA	3740779	Investor Post-Close	No